STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Jan. 05, 2025	Dec. 13, 2024	Dec. 12, 2024	May 16, 2024	May 14, 2024	Apr. 11, 2024	Mar. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized								8,500,000		8,500,000	8,500,000
Common stock, shares authorized								490,000,000		490,000,000	490,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								12,476,780		12,455,252	3,500,000
Common stock, shares outstanding								12,476,780		12,455,252	3,500,000
Common stock, value									$ 35,000	$ 35,000
Debt discount amortized charge										35,000
Interest expense								$ 124,058		$ 35,000
Advisory fee						$ 300,000
Two Individuals [Member]
Class of Stock [Line Items]
Share price	$ 2.51
Stock based compensation expense	$ 29,700
Director Agreements [Member]
Class of Stock [Line Items]
Share price	$ 2.51
Stock based compensation expense	$ 28,425
Common Stock [Member]
Class of Stock [Line Items]
Share price						$ 0.025
Shares issued						50,000			1,400,000	1,400,000
Common stock, value						$ 1,250			$ 140	$ 140
Shares converted											5,100
Shares cancelled										850,000
Series C Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								7,500,000		7,500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								1,000,000		1,000,000
Share price								$ 10.00		$ 10.00
Trigger event bid price description								(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.		(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.
Shares issued		7,500,000
Fair value		$ 71,809,025
Common Class A [Member]
Class of Stock [Line Items]
Share price							$ 0.025
Common stock, shares authorized										200,000,000	200,000,000
Common stock, par value										$ 0.0001	$ 0.0001
Common stock, shares issued										12,455,252	3,500,000
Common stock, shares outstanding								12,455,252		12,455,252	3,500,000
Shares issued		2,334,092					1,400,000	2,200,000		2,200,000
Common stock, value							$ 35,000
Shares converted						50,000
Common Class A [Member] | JanBella [Member]
Class of Stock [Line Items]
Share price		$ 9.50
Shares issued		1,392,308
Common stock, value		$ 13,226,926			$ 13,226,926
Common Class A [Member] | Two Individuals [Member]
Class of Stock [Line Items]
Common stock, shares issued	11,000
Common Class A [Member] | Pickwick Capital Partners LLC [Member]
Class of Stock [Line Items]
Share price					$ 0.025
Shares issued					195,000
Common stock, value					$ 4,875
Common Class A [Member] | Polar Multi Strategy Master Fund [Member]
Class of Stock [Line Items]
Shares issued		5,767,944
Common stock, value				$ 25,000
Shares issued				1,000,000
Share price				$ 0.025
Shares cancelled			850,000	850,000
Common Class A [Member] | Director Agreements [Member]
Class of Stock [Line Items]
Common stock, shares issued	2,632
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized								200,000,000		200,000,000
Common stock, par value								$ 0.0001		$ 0.0001
Common stock, shares issued								12,476,780		12,455,252
Common stock, shares outstanding								12,476,780		12,455,252
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized								20,000,000		20,000,000	20,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								0		0	0
Common stock, shares outstanding								0		0	0
Common stock, votes per share										one vote for each share held on all matters to be voted on by stockholders